Description of the Plan - Plan Mergers (Details) - USD ($)							12 Months Ended
	Dec. 29, 2025	Mar. 13, 2025	Feb. 13, 2025	Dec. 31, 2024	Apr. 01, 2024	Mar. 20, 2024	Dec. 31, 2025	Dec. 31, 2024
EBP 078
EBP, Description of Plan [Line Items]
Asset transfers in due to Plan mergers	$ 54,951,000	$ 17,000	$ 98,910,000	$ 8,566,000	$ 19,141,000	$ 3,178,000	$ 153,878,189	$ 30,885,063